Current Liabilites - Lease Liabilities	12 Months Ended
Jun. 30, 2024
Lease liabilities [abstract]
Current Liabilites - Lease Liabilities

Note 26. Current Liabilities - Lease Liabilities

Lease liabilities are as indicated below.

At the commencement date of the lease of its office premises, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term ending on July 14, 2025 using an incremental borrowing rate of 3%.

	June 30, 2024	June 30, 2023

	US$	US$
Carrying amount at July 1	181,711
New lease	—	252,677
Payments	(88,678)	(70,966)
Carrying amount at June 30	93,033	181,711
Maturity analysis:
Year 1	98,693	102,806
Year 2	—	84,226
	98,693	187,032
Less: unearned interest	(5,660)	(5,321)
	93,033	181,711
Analyzed into:
Current portion	93,033	97,485
Non-current portion	—	84,226
	93,033	181,711

	2024	2023	2022

	US$	US$	US$
Amounts recognized in profit or loss:
Depreciation expense on right-of-use asset	84,225	84,226	66,465
Lease finance costs	5,660	5,321	5,920
Expense relating to leases of low value assets	—	2,101	7,376
	89,885	91,648	79,761